Capital Management (Cash Flows to Adjusted Funds Flow from Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash flow from operating activities	$ 1,495.8	$ 860.5
Changes in non-cash working capital	(51.6)	(6.2)
Transaction costs	12.5	5.4
Decommissioning expenditures	20.2	14.7
Adjusted funds flow from operations	$ 1,476.9	$ 874.4